Other Payables and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Schedule of Other Payables and Accrued Liabilities

	As of	As of
	September 30, 2019	March 31, 2018

Accrued professional fee	19,966	19,966
Others accrued fee	19,866	19,866
Other payable	238,303	111,375
Total other payables and accrued liabilities	278,135	151,207

	As of	As of
	March 31, 2019	March 31, 2018

Accrued professional fee	19,966	-
Others accrued fee	19,866	-
Other payable	111,375	-
Total other payable and accrued liabilities	151,207	-